[EATON VANCE LOGO]

                                                             [PICTURE OF MOON]






Semiannual Report February 29, 2000




PICTURE OF                         EATON VANCE
DOCTORS
                                    WORLDWIDE

                                     HEALTH

                                  SCIENCES FUND


                                         [EATON VANCE 75TH ANNIVERSARY LOGO]




[PICTURE OF DOCTORS]

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


[PHOTO]

Samuel D. Isaly
Portfolio Manger


INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- Health sciences stocks performed well during the six months ended February 29, 2000. The biotech sector, in particular, was characterized by astonishing growth, as investors realized that an increasing number of biotech firms are starting to turn a profit. Recent figures indicate that at $600 billion, the industry's market capitalization has tripled since the end of 1998.

- While a price correction has taken place in biotech stocks in March of 2000, we believe the sector's strong performance will continue over the long-term, driven by a growing number of profitable companies, ongoing FDA approval of new products, and merger activity. In addition, the sequencing of the human genome will significantly change the process of drug discovery.

THE FUND
--------------------------------------------------------------------------------
     The  Past Six Months

- During the six months ended February 29, 2000, the Fund's Class A shares had a total return of 64.91%. This return was the result of an increase in net asset value (NAV) to $28.18 on February 29, 2000 from $18.49 on August 31, 1999, and the reinvestment of $1.423 per share in capital gains distributions. (1)

- The Fund's Class B shares had a total return of 64.28% during the period, the result of an increase in NAV to $20.89 from $14.12, and the reinvestment of $1.423 per share in capital gains distributions. (1)

- The Fund's Class C shares had a total return of 64.28% during the period, the result of an increase in NAV to $17.62 from $12.13, and the reinvestment of $1.423 per share in capital gains distributions. (1)

     Management Discussion

- The Portfolio's outstanding performance benefited from a long-term, diversified style. Management aims to balance new companies with old; high-risk ventures with low-risk; biotechnology enterprises with large pharmaceutical businesses. Furthermore, our research team analyzes the worldwide health sciences industry in search of compelling investment opportunities. This balanced approach can help reduce the impact on performance of a highly volatile sector.

- A significant biotech holding in the Portfolio is Gilead Sciences, Inc. Gilead is currently marketing four drugs, including Tamiflu, which gained notice recently when the FDA approved the drug for treatment of the flu. The company is also in development of tenofovir, a once-daily HIV drug, which is now in Stage III clinical trials and could hit the market in the next two years.

- The Portfolio's top holding, Abgenix, Inc., is a biopharmaceutical company that develops antibody therapeutic drugs for the treatment and prevention of such conditions as transplant-related diseases, inflammatory and autoimmune disorders, and cancer. The stock performed extremely well in the six months ended February 29, 2000.

- In addition to biotech stocks, large pharmaceutical companies -- both foreign and domestic -- performed strongly through the end of February 2000. In particular, long-time holding Warner-Lambert was a strong performer, rallying on news of a proposed merger with Pfizer.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

Performance(2)                    Class A        Class B       Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                            81.39%        80.10%        80.00%
Five Years                          33.45          N.A.          N.A.
Ten Years                           24.02          N.A.          N.A.
Life of Fund+                       20.26         29.63         41.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                            70.92%        75.10%        79.00%
Five Years                          31.88          N.A.          N.A.
Ten Years                           23.29          N.A.          N.A.
Life of Fund+                       19.77         29.17         41.67

+Inception Dates -- Class A: 7/26/85; Class B: 9/23/96; Class C:1/5/98

TEN LARGEST HOLDINGS(3) By total net assets
--------------------------------------------------------------------------------
Abgenix, Inc.                                              7.7%
Alexion Pharmaceuticals, Inc.                              5.5
Ares-Serono                                                4.6
Warner-Lambert Co.                                         4.1
Fujisawa Pharmarceutical                                   3.9
Vertex Pharmaceuticals, Inc.                               3.9
Tularik, Inc.                                              3.8
Chiron Corp.                                               3.6
Altana                                                     3.5
Sanofi-Synthelabo                                          3.5

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Effective 3/23/00, ClassA shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee. (3) Ten largest equity holdings accounted for 44.1% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
------------------------------------------------------
Investment in Worldwide Health Sciences
   Portfolio, at value
   (identified cost, $251,920,548)        $415,220,998
Receivable for Fund shares sold              8,453,013
Tax reclaim receivable                         101,524
Deferred organization expenses                  14,244
------------------------------------------------------
TOTAL ASSETS                              $423,789,779
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    995,216
Payable to affiliate for service fees           17,958
Dividends payable                                5,887
Payable to affiliate for Trustees' fees             59
Accrued expenses                                62,866
------------------------------------------------------
TOTAL LIABILITIES                         $  1,081,986
------------------------------------------------------
NET ASSETS                                $422,707,793
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $239,791,325
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                21,733,572
Accumulated net investment loss             (2,117,554)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                        163,300,450
------------------------------------------------------
TOTAL                                     $422,707,793
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $185,470,660
SHARES OUTSTANDING                           6,582,152
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      28.18
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $28.18)      $      29.90
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $203,944,741
SHARES OUTSTANDING                           9,761,546
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      20.89
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 33,292,392
SHARES OUTSTANDING                           1,889,367
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      17.62
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $28,802)             $    384,008
Interest allocated from Portfolio               31,072
Miscellaneous income allocated from
   Portfolio                                     5,231
Expenses allocated from Portfolio           (1,133,176)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (712,865)
------------------------------------------------------
Expenses
------------------------------------------------------
Management fee                            $    304,966
Trustees fees and expenses                       2,332
Distribution and service fees
   Class A                                     132,224
   Class B                                     631,578
   Class C                                      57,328
Transfer and dividend disbursing
   agent fees                                  153,787
Registration fees                               48,980
Printing and postage                            29,599
Custodian fee                                   14,060
Legal and accounting services                    9,993
Amortization of organization expenses            3,946
Miscellaneous                                   29,901
------------------------------------------------------
TOTAL EXPENSES                            $  1,418,694
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     14,005
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     14,005
------------------------------------------------------

NET EXPENSES                              $  1,404,689
------------------------------------------------------

NET INVESTMENT LOSS                       $ (2,117,554)
------------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 26,072,128
   Foreign currency transactions               (63,720)
------------------------------------------------------
NET REALIZED GAIN                         $ 26,008,408
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $121,141,571
   Foreign currency                            (45,777)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $121,095,794
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $147,104,202
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $144,986,648
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (2,117,554) $    (2,666,694)
   Net realized gain                             26,008,408       19,224,127
   Net change in unrealized
      appreciation (depreciation)               121,095,794       57,462,880
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     144,986,648  $    74,020,313
----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $      (6,972,510) $    (3,621,408)
      Class B                                   (11,143,002)      (5,013,898)
      Class C                                      (948,082)        (197,322)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (19,063,594) $    (8,832,628)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      49,542,911  $    29,816,201
      Class B                                    35,371,026       15,461,673
      Class C                                    19,624,247        5,035,458
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     6,507,983        3,420,168
      Class B                                     8,544,818        4,719,635
      Class C                                       678,079          193,239
   Cost of shares redeemed
      Class A                                   (16,631,886)     (41,587,153)
      Class B                                    (9,796,898)     (20,458,515)
      Class C                                    (1,969,492)        (721,473)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $      91,870,788  $    (4,120,767)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     217,793,842  $    61,066,918
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     204,913,951  $   143,847,033
----------------------------------------------------------------------------
AT END OF PERIOD                          $     422,707,793  $   204,913,951
----------------------------------------------------------------------------
Accumulated net investment loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      (2,117,554) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS A
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)        1999(1)       1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 18.490          $12.550      $14.930      $13.540      $11.710      $ 9.150
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.131)         $(0.182)     $(0.209)     $(0.133)     $(0.230)     $(0.170)
Net realized and unrealized
   gain (loss)                          11.244            6.794       (2.171)       1.818        3.460        3.410
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 11.113          $ 6.612      $(2.380)     $ 1.685      $ 3.230      $ 3.240
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net realized gain                $ (1.423)         $(0.672)     $    --      $(0.295)     $(1.400)     $(0.680)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (1.423)         $(0.672)     $    --      $(0.295)     $(1.400)     $(0.680)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 28.180          $18.490      $12.550      $14.930      $13.540      $11.710
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          64.91%           53.28%      (15.94)%      17.67%       31.04%       38.13%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $185,471          $89,214      $66,831      $88,349      $55,016      $17,690
Ratios (As a percentage of
   average daily net assets):
   Net operating
      expenses(3)(4)                      1.70%(5)         1.69%        1.83%        2.07%        2.21%        2.44%
   Net operating expenses
      after custodian fee
      reduction(3)                        1.64%(5)         1.63%        1.69%        2.00%          --           --
   Interest expense(3)                    0.01%(5)         0.01%          --           --           --           --
   Net investment loss                   (1.30)%(5)       (1.11)%      (1.21)%      (1.60)%      (1.81)%      (1.80)%
Portfolio Turnover of the
   Fund(6)                                  --               --           --           --           66%          45%
Portfolio Turnover of the
   Portfolio(6)                             21%              41%          34%          14%          --           --
--------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Manager/Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)(4)                                                          2.29%          --           --
   Operating expenses after
      custodian fee
      reduction(3)                                                                   2.22%          --           --
   Net investment loss                                                              (1.82)%         --           --
Net investment loss per share                                                     $(0.151)          --           --
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of the corresponding Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
 (4) The expense ratios for the year ended August 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.
 (6) Portfolio Turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Fund began investing in the Portfolio on September 1, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)       1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 14.120         $  9.760      $11.680
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss                   $ (0.154)        $ (0.214)     $(0.204)
Net realized and unrealized
   gain (loss)                           8.347            5.246       (1.716)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  8.193         $  5.032      $(1.920)
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net realized gain                $ (1.423)        $ (0.672)     $    --
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (1.423)        $ (0.672)     $    --
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 20.890         $ 14.120      $ 9.760
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          64.28%           52.29%      (16.44)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $203,945         $107,923      $75,111
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(3)              2.45%(4)         2.29%        2.43%
   Net operating expenses
      after custodian fee
      reduction(3)                        2.39%(4)         2.23%        2.29%
   Interest expense(3)                    0.01%(4)         0.01%          --
   Net investment loss                   (2.04)%(4)       (1.70)%      (1.80)%
Portfolio Turnover of the
   Portfolio                                21%              41%          34%
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)      1998(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $12.130          $ 8.460      $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss                    $(0.136)         $(0.199)     $(0.076)
Net realized and unrealized
   gain (loss)                           7.049            4.541       (1.464)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 6.913          $ 4.342      $(1.540)
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net realized gain                 $(1.423)         $(0.672)     $    --
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(1.423)         $(0.672)     $    --
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $17.620          $12.130      $ 8.460
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          64.28%           52.16%      (15.40)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $33,292          $ 7,778      $ 1,905
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(4)              2.44%(5)         2.44%        2.67%(5)
   Net operating expenses
      after custodian fee
      reduction(4)                        2.38%(5)         2.38%        2.53%(5)
   Interest expense(4)                    0.01%(5)         0.01%          --
   Net investment loss                   (2.06)%(5)       (1.82)%      (1.84)%(5)
Portfolio Turnover of the
   Portfolio                                21%              41%          34%
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified Series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each Class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than Class specific expenses, are allocated daily to each Class of shares based on the relative net assets of each Class to the total net assets of the Fund. Each Class of shares differs in its distribution plan and certain other Class specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.9% at February 29, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carry forwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.
3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 29, 2000, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets and amounted to $304,966. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $77,119 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)           AUGUST 31, 1999
    -------------------------------------------------------------------------------
    Sales                                                2,184,652        1,828,443
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           370,454          205,562
    Redemptions                                           (796,663)      (2,533,601)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              1,758,443         (499,596)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)           AUGUST 31, 1999
    -------------------------------------------------------------------------------
    Sales                                                2,119,102        1,205,173
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           650,298          369,828
    Redemptions                                           (648,597)      (1,632,152)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              2,120,803          (57,151)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000     YEAR ENDED
    CLASS C                                   (UNAUDITED)           AUGUST 31, 1999
    -------------------------------------------------------------------------------
    Sales                                                1,340,411          464,942
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            60,916           17,615
    Redemptions                                           (153,222)         (66,467)
    -------------------------------------------------------------------------------
    NET INCREASE                                         1,248,105          416,090
    -------------------------------------------------------------------------------

5 Distribution Plans
-------------------------------------------
   Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares. EVD may pay up to the entire amount of the Class A distribution fee to investment dealers for providing personal services to shareholders. For the six months ended February 29, 2000, the Class A shares paid or accrued $132,224 payable to EVD. The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of the average

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each Class. Each Class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective Class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $469,248 and $42,996 for Class B and Class C shares, respectively, payable to EVD for the six months ended February 29, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At February 29, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $4,625,000 and $1,564,000 for Class B and Class C shares, respectively.

   The Plans authorize the Class B and Class C shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing Class B shares to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the average daily net assets attributable to Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares for any fiscal year on shares sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 29, 2000 amounted to $162,330 and $14,332 for Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended
   February 29, 2000, the Fund was informed that EVD received approximately $186,000 and $10,000 of CDSC paid by shareholders for Class B and Class C shares, respectively.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 29, 2000 aggregated $94,821,667 and $30,404,038, respectively.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS AND WARRANTS -- 91.76%

                                                                  PERCENTAGE OF
SECURITY                                  SHARES    VALUE         NET ASSETS
-------------------------------------------------------------------------------
Major Capitalization - Europe -- 14.75%
-------------------------------------------------------------------------------
Altana                                    235,600   $ 14,838,524         3.53%
Ares-Serono                                 6,000     19,446,612         4.63%
Roche Holding AG                            1,200     12,950,003         3.08%
Sanofi-Synthelabo(1)                      382,000     14,733,875         3.51%
-------------------------------------------------------------------------------
                                                    $ 61,969,014        14.75%
-------------------------------------------------------------------------------
Major Capitalization - Far East -- 10.89%
-------------------------------------------------------------------------------
Banyu Pharmaceutical Co.                  550,000   $  8,463,465         2.02%
Eisai Co., Ltd.                           500,000     11,814,250         2.81%
Fujisawa Pharmaceutical                   500,000     16,435,238         3.91%
Takeda Chemical Industries Ltd.           160,000      9,032,552         2.15%
-------------------------------------------------------------------------------
                                                    $ 45,745,505        10.89%
-------------------------------------------------------------------------------
Major Capitalization - North America -- 29.55%
-------------------------------------------------------------------------------
Abgenix, Inc.(1)                          100,000   $ 32,212,500         7.67%
Alza Corp.(1)                             145,000      5,319,687         1.27%
American Home Products Corp.              200,000      8,700,000         2.07%
Chiron Corp.(1)                           300,000     15,000,000         3.57%
Genzyme Corp., Class A(1)                 200,000     11,487,500         2.74%
Gilead Sciences, Inc.(1)                  130,000      9,945,000         2.37%
Lilly (Eli) & Co.                         150,000      8,915,625         2.12%
Monsanto Co.                              250,000      9,703,125         2.31%
Pharmacia & Upjohn, Inc.                  120,000      5,715,000         1.36%
Warner-Lambert Co.                        200,000     17,112,500         4.07%
-------------------------------------------------------------------------------
                                                    $124,110,937        29.55%
-------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 1.07%
-------------------------------------------------------------------------------
Swiss Serum Institute                         328   $  4,478,723         1.07%
-------------------------------------------------------------------------------
                                                    $  4,478,723         1.07%
-------------------------------------------------------------------------------
Specialty Capitalization - Far East -- 4.43%
-------------------------------------------------------------------------------
Chugai Pharmaceuticals, Co., Ltd.         600,000   $  9,178,238         2.19%
Rohto Pharmaceutical                      137,000        836,557         0.20%
Shionogi & Co., Ltd.                      600,000      8,577,282         2.04%
-------------------------------------------------------------------------------
                                                    $ 18,592,077         4.43%
-------------------------------------------------------------------------------
Specialty Capitalization - North America -- 31.07%
-------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.(1)          270,000   $ 23,017,500         5.48%
Aviron(1)                                 250,000     10,140,625         2.41%
Bio-Technology General Corp.(1)           500,000      9,609,400         2.29%
Forest Laboratories Inc.(1)               140,000      9,563,750         2.28%
                                                                  PERCENTAGE OF
SECURITY                                  SHARES    VALUE         NET ASSETS
-------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-------------------------------------------------------------------------------
Geltex Pharaceuticals, Inc.(1)            380,000   $  8,336,250         1.99%
LJL Biosystems, Inc.(1)                   150,000      5,662,500         1.35%
Orchid Biocomputer Warrants(1)(2)(3)       50,000        162,500         0.04%
Pathogenesis Corp.(1)                     222,200      6,860,425         1.63%
Pharmacopeia, Inc.(1)                     173,000     11,774,812         2.80%
Premier Research Worldwide(1)             293,600      4,994,625         1.19%
SangStat Medical Corp.(1)                 190,000      8,217,500         1.96%
Tularik, Inc.(2)(3)                       200,000     15,775,000         3.76%
Vertex Pharmaceuticals, Inc.(1)           225,000     16,340,625         3.89%
-------------------------------------------------------------------------------
                                                    $130,455,512        31.07%
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $221,627,280)                   $385,351,768
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.62%

                                                                  PERCENTAGE OF
SECURITY                                  SHARES    VALUE         NET ASSETS
-------------------------------------------------------------------------------
Specialty Capitalization - North America -- 2.62%
-------------------------------------------------------------------------------
Adolor, Inc.(1)(2)(3)                     500,000   $    500,000         0.12%
Arena Pharmaceuticals(1)(2)(3)            500,000      2,000,002         0.48%
Intrabiotics Pharm, Inc.(1)(2)(3)         333,334      1,333,336         0.32%
Net Genics, Inc. Convertible, Series D,
Preferred R(1)(2)(3)                      250,000        575,000         0.14%
Net Genics, Inc., Series E(1)(2)(3)       652,173      1,499,998         0.36%
Ontogeny, Inc.(1)(2)(3)                   600,000      1,830,000         0.43%
Orchid Biocomputer, Inc., Series
C(1)(2)(3)                                180,180      1,278,410         0.30%
Orchid Biocomputer, Inc., Series
E(1)(2)(3)                                457,203      1,999,999         0.47%
-------------------------------------------------------------------------------
                                                    $ 11,016,745         2.62%
-------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,411,351)                    $ 11,016,745
-------------------------------------------------------------------------------
Total Investments
   (identified cost $232,038,631)                   $396,368,513        94.38%
-------------------------------------------------------------------------------
Other Assets, Less Liabilities                      $ 23,613,069         5.62%
-------------------------------------------------------------------------------
Net Assets                                          $419,981,582       100.00%
-------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $232,038,631)        $396,368,513
Cash                                        22,804,675
Foreign currency, at value
   (identified cost, $5,275,681)             5,126,962
Receivable for investments sold                650,636
Interest and dividends receivable              160,805
Receivable for open forward foreign
   currency contracts                              981
Deferred organization expenses                   4,625
------------------------------------------------------
TOTAL ASSETS                              $425,117,197
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,126,963
Payable to affiliate for Trustees' fees          1,779
Accrued expenses                                 6,873
------------------------------------------------------
TOTAL LIABILITIES                         $  5,135,615
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $419,981,582
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $255,694,044
Net unrealized appreciation (computed on
   the basis of identified cost)           164,287,538
------------------------------------------------------
TOTAL                                     $419,981,582
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign
   taxes, $28,913)                        $    386,009
Interest                                        31,129
Miscellaneous                                    5,263
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    422,401
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    796,314
Administration fee                             307,408
Trustees fees and expenses                      10,157
Custodian fee                                   71,744
Legal and accounting services                   13,698
Interest expense                                 8,361
Amortization of organization expenses            1,197
Miscellaneous                                    1,450
------------------------------------------------------
TOTAL EXPENSES                            $  1,210,329
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     70,478
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     70,478
------------------------------------------------------

NET EXPENSES                              $  1,139,851
------------------------------------------------------

NET INVESTMENT LOSS                       $   (717,450)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 26,266,901
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (63,351)
------------------------------------------------------
NET REALIZED GAIN                         $ 26,203,550
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $122,033,339
   Foreign currency and forward foreign
      currency exchange contracts              (42,344)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $121,990,995
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $148,194,545
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $147,477,095
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (717,450) $      (784,314)
   Net realized gain                             26,203,550       19,258,866
   Net change in unrealized
      appreciation (depreciation)               121,990,995       57,606,206
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     147,477,095  $    76,080,758
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      98,009,569  $    58,763,929
   Withdrawals                                  (30,585,723)     (74,426,211)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      67,423,846  $   (15,662,282)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     214,900,941  $    60,418,476
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     205,080,641  $   144,662,165
----------------------------------------------------------------------------
AT END OF PERIOD                          $     419,981,582  $   205,080,641
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED            YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -----------------------------------
                                  (UNAUDITED)            1999         1998         1997
------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------
Operating expenses                        0.97%(1)         0.95%        1.06%        1.25%
Expenses after custodian fee
   reduction                              0.92%(1)         0.90%        0.92%        1.18%
Interest expense                          0.01%(1)         0.01%          --           --
Net investment loss                      (0.58)%(1)       (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                          21%              41%          34%          14%
------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $419,982         $205,081     $144,662     $152,717
------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 29, 2000, the fee was equivalent to 0.64% (annualized) of the Portfolio's average daily net assets and amounted to $796,314.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the administration fee was 0.25% (annualized) of average net assets and amounted to $307,408.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 29, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $98,399,864 and $53,066,023, respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $232,038,631
    ------------------------------------------------------
    Gross unrealized appreciation             $169,822,940
    Gross unrealized depreciation               (5,493,058)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $164,329,882
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   and funds solely to facilitate the handling of unusual and/ or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

7 Restricted Securities
-------------------------------------------
   At February 29, 2000, the Portfolio owned the following securities (representing 6.42% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                                           SHARES/
                                                           PRINCIPAL
                                                           AMOUNT
                                              DATE OF      (000'S
    DESCRIPTION                               ACQUISITION  OMITTED)   COST         FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS
    ------------------------------------------------------------------------------------------
    Orchid Biocomputer Warrants                  5/24/99     50,000   $         0  $   162,500
    Tularik, Inc.                               10/14/96    200,000     2,000,000   15,775,000
    ------------------------------------------------------------------------------------------
                                                                      $ 2,000,000  $15,937,500
    PREFERRED STOCKS
    ------------------------------------------------------------------------------------------
    Adolor, Inc.                                 1/10/00    500,000   $   500,000  $   500,000
    Arena Pharmaceuticals                        1/28/99    500,000     1,411,354    2,000,002
    Intrabiotics Pharm, Inc.                    11/24/98    333,334     1,000,002    1,333,336
    Net Genics, Inc. Convertible, Series D,
     Preferred R                                 3/20/98    250,000       500,000      575,000
    Net Genics, Inc., Series E                  12/21/99    652,173     1,499,998    1,499,998
    Ontogeny, Inc.                               3/13/97    600,000     1,500,000    1,830,000
    Orchid Biocomputer, Inc., Series C          12/19/97    180,180     1,999,998    1,278,410
    Orchid Biocomputer, Inc., Series E          12/20/99    457,203     1,999,999    1,999,999
    ------------------------------------------------------------------------------------------
                                                                      $10,411,351  $11,016,745

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 29, 2000 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              SALES
    ------------------------------------------------------------------------------------------
    SETTLEMENT                                               IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)        DELIVER                                   (IN U.S. DOLLARS)  APPRECIATION
    ------------------------------------------------------------------------------------------
    3/1/00         Japanese Yen
                   16,855,754                                         154,484              981
    ------------------------------------------------------------------------------------------
                                                              $       154,484   $          981
    ------------------------------------------------------------------------------------------

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice-President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE
WORLDWIDE HEALTH SCIENCES FUND & ADMINISTRATOR OF
WORLDWIDE HEALTH SCIENCES PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
OrbiMed Advisors, Inc.
767 3rd Avenue
New York, NY 10017



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122



EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
426-4/00                                                              HSSRC-4/00